Other Costs and Expenses	10 Months Ended
Jan. 01, 2011
Other Costs and Expenses [Abstract]
Other Costs and Expenses
N. OTHER COSTS AND EXPENSES
Other-net is primarily comprised of intangible asset amortization expense (See Note F Goodwill and Other Intangible Assets for further discussion), currency impact, environmental expense and merger and acquisition-related charges primarily consisting of transaction costs, partially offset by pension curtailments and settlements.
Research and development costs, which are classified in SG&A, were $131.4 million, $18.3 million and $25.4 million for fiscal years 2010, 2009 and 2008, respectively.